Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents (WNRL: $28,653 and $44,605, respectively)	$ 593,101	$ 772,502
Accounts receivable, trade, net of a reserve for doubtful accounts of $195 and $169, respectively (WNRL: $60,946 and $55,053, respectively)	337,077	359,237
Inventories (WNRL: $12,476 and $15,200, respectively)	683,593	547,538
Prepaid expenses (WNRL: $5,380 and $4,133, respectively)	79,971	73,213
Other current assets (WNRL: $5,510 and $5,562, respectively)	159,591	169,728
Total current assets	1,853,333	1,922,218
Restricted cash	36,783	69,106
Equity method investment	102,971	97,513
Property, plant and equipment, net (WNRL: $324,342 and $321,251, respectively)	2,324,591	2,305,171
Goodwill	1,289,443	1,289,443
Intangible assets, net (WNRL: $7,566 and $7,757, respectively)	85,275	84,945
Other assets, net (WNRL: $3,348 and $3,376, respectively)	61,366	64,997
Total assets	5,753,762	5,833,393
Current liabilities:
Accounts payable (WNRL: $14,663 and $9,489, respectively)	562,430	553,957
Accrued liabilities (WNRL: $25,858 and $30,378, respectively)	218,752	248,395
Current portion of long-term debt	5,500	5,500
Total current liabilities	786,682	807,852
Long-term liabilities:
Long-term debt, less current portion (WNRL: $422,810 and $437,467, respectively)	1,652,592	1,644,894
Lease financing obligations	53,190	53,232
Deferred income tax liability, net	341,475	312,914
Other liabilities (WNRL: $9 in both periods)	69,023	68,595
Total long-term liabilities	2,116,280	2,079,635
Commitments and contingencies
Equity:
Common stock, par value $0.01, 240,000,000 shares authorized; 102,828,650 and 102,773,705 shares issued, respectively	1,028	1,028
Preferred stock, par value $0.01, 10,000,000 shares authorized; no shares issued or outstanding	0	0
Additional paid-in capital	492,847	492,848
Retained earnings	1,162,876	1,167,938
Accumulated other comprehensive loss, net of tax	651	651
Treasury stock, 11,551,973 and 9,089,623 shares, respectively at cost	(438,168)	(363,168)
Total Western shareholders' equity	1,219,234	1,299,297
Non-controlling interests	1,631,566	1,646,609
Total equity	2,850,800	2,945,906
Total liabilities and equity	$ 5,753,762	$ 5,833,393